Stockholder Deficit (Details) - $ / shares	1 Months Ended	6 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jan. 07, 2021
Common stock, shares authorized	5,000	5,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares issued	0	500
Common stock, shares outstanding		500
common stock voting rights	one vote	one vote
Common stock shares subscribed but unissued	500		0	0	500
GOOD WORKS ACQUISITION CORP. [Member]
Common stock, shares authorized			100,000,000	100,000,000
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001
Common stock, shares issued			4,478,000	4,843,139
Common stock, shares outstanding			4,478,000	4,843,139
Common shares subject to possible redemption			17,000,000	16,634,861
Warrant for redemption, description			Notwithstanding the foregoing, if the last sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.	• in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days’ prior written notice of redemption; • if, and only if, the reported last sale price of the shares of common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third business day prior to the notice of redemption to warrant holders; and • if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying the warrants.
Price per share (in Dollars per share)			$ 12.00	$ 9.95
Sale price of common stock (in Dollars per share)			$ 10.00	$ 12.00